Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the balances of these assets and liabilities at December 31, 2014 and 2013 (in thousands):

	December 31, 2014			December 31, 2013
	Level 1	Netting*	Total	Level 1	Netting*	Total
Assets	$3,198	$(1,637)	$1,561	$36	$(36)	$—
Liabilities	1,637	(1,637)	—	96	(36)	60

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table sets forth the notional quantities for derivative instruments entered into during the periods indicated (in thousands of barrels):

	Year ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Sales	6,641	2,595	1,743
Purchases	6,477	2,575	1,636

Summarized balance of assets and liabilities
The fair value of our commodity derivative assets and liabilities recorded to other current assets and other current liabilities was as follows (in thousands):

December 31, 2014		December 31, 2013
Assets	Liabilities	Assets	Liabilities
$1,561	$—	$—	$60

Realized and unrealized gains from commodity derivatives
Realized and unrealized gains (losses) from our commodity derivatives were recorded to product revenue in the following amounts (in thousands):

Year Ended	Year Ended	Year Ended
December 31, 2014	December 31, 2013	December 31, 2012
$17,351	$(1,593)	$149